Document And Entity Information	Dec. 08, 2021
Document Information [Line Items]
Entity, Registrant Name	TRIO-TECH INTERNATIONAL
Document, Type	8-K
Document, Period End Date	Dec. 08, 2021
Entity, Incorporation, State or Country Code	CA
Entity, File Number	1-14523
Entity, Tax Identification Number	95-2086631
Entity, Address, Address Line One	Block 1008 Toa Payoh North
Entity, Address, City or Town	Unit 03-09
Entity, Address, Country	SG
Entity, Address, Postal Zip Code	318996
City Area Code	65
Local Phone Number	6265 3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	TRT
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000732026